Investments-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			2 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 22, 2011 Province of Ontario Bond [Member]	Dec. 31, 2011 Province of Ontario Bond [Member]	Dec. 31, 2010 Province of Ontario Bond [Member]
Schedule of Available for Sale Securities [Line Items]
Investments						$ 6,080
Proceeds from sale of available for sale securities	0	0	6,082	6,082
Unrealized gain loss on available for sale securities					$ 8